Commitments and Contingencies (Narratives) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 21, 2012	Sep. 23, 2012 Restaurants	Sep. 25, 2011	Dec. 25, 2011 Restaurants	Dec. 26, 2010 Restaurants	Dec. 27, 2009 Restaurants
Commitments And Contingencies [Line Items]
Number of restaurant		38		31	23	17
Payments to Sponsor		$ 94	$ 281	$ 373	$ 375	$ 383
Termination payment to Sponsor to terminate its advisory agreement	2,000
Annually
Commitments And Contingencies [Line Items]
Payments to Sponsor		350
Lease Commitment [Member]
Commitments And Contingencies [Line Items]
Number of restaurant				4
Ground-up prototype | Minimum
Commitments And Contingencies [Line Items]
Capital expenditures				2,000
Ground-up prototype | Maximum
Commitments And Contingencies [Line Items]
Capital expenditures				2,500
New unit builds | Minimum
Commitments And Contingencies [Line Items]
Capital expenditures				2,000
New unit builds | Maximum
Commitments And Contingencies [Line Items]
Capital expenditures				2,500
Retail end cap locations | Minimum
Commitments And Contingencies [Line Items]
Capital expenditures				2,000
Retail end cap locations | Maximum
Commitments And Contingencies [Line Items]
Capital expenditures				$ 2,500